Trade accounts receivable (Details) - EUR (€)	Dec. 31, 2021	Dec. 31, 2020
Trade accounts receivable
Estimated total gross carrying amount at default	€ 29,699,508	€ (27,086,699)
Expected credit loss (Stage 2)	(328,543)	(194,813)
Loss from credit impaired trade accounts receivables (Stage 3)	(663,917)	(514,066)
Total net carrying amount trade accounts receivables	28,707,048	26,377,820
Current
Trade accounts receivable
Estimated total gross carrying amount at default	15,537,575	(20,440,906)
Expected credit loss (Stage 2)	(65,921)	(72,865)
Less than 30 Days
Trade accounts receivable
Estimated total gross carrying amount at default	7,559,486	(3,193,352)
Expected credit loss (Stage 2)	(54,791)	(36,393)
31 - 60 Days
Trade accounts receivable
Estimated total gross carrying amount at default	2,847,052	(243,574)
Expected credit loss (Stage 2)	(52,361)	(14,984)
61 - 90 Days
Trade accounts receivable
Estimated total gross carrying amount at default	2,142,988	(704,697)
Expected credit loss (Stage 2)	(71,876)	(16,166)
91 - 120 Days
Trade accounts receivable
Estimated total gross carrying amount at default	123,295	(303,789)
Expected credit loss (Stage 2)	(8,653)	(13,574)
>120 Days
Trade accounts receivable
Estimated total gross carrying amount at default	1,489,112	(2,200,380)
Expected credit loss (Stage 2)	(74,941)	(40,830)
Loss from credit impaired trade accounts receivables (Stage 3)	€ (663,917)	€ (514,066)